Sales Revenue	12 Months Ended
Dec. 31, 2019
Sales Revenue
Sales Revenue

16. Sales revenue

	01.01.-31.12.2019			01.01.-31.12.2018			01.01.-31.12.2017
Sales revenue (in EUR thousands)	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other
Germany	4,633	-	-	3,307	-	-	2,674	-	-
Europe	2,603	-	-	2,737	-	-	1,616	-	-
U.S.	23,343	-	-	14,894	-	-	6,312	-	-
Other regions	-	686	-	-	129	40	-	1,423	-
Total	30,579	686	-	20,938	129	40	10,602	1,423	-

Revenue from product revenues generated in the U.S. includes revenue from finance and operating lease agreements concerning the BF-RhodoLED® lamps.

In the 2019 financial year, we generated EUR 72 thousand of income from operating leases (2018: EUR 94 thousand; 2017: 0). We generated income of EUR 126 thousand from finance leases (2018: EUR 240 thousand; 2017:0).

In the 2019 reporting year, the Biofrontera Group achieved total sales of EUR 31,265 thousand, an increase of 48% compared to the previous year (2018: EUR 21,107 thousand; 2017: EUR 12,025 thousand). Revenues from product sales increased by almost 46% to EUR 30,579 thousand compared to the previous year (2018: EUR 20,938 thousand; 2017: EUR 10,602 thousand). Sales in the USA continued to develop positively in the 2019 financial year, but still fell short of our expectations. Sales there increased by 57% to a total of EUR 23,343 thousand (2018: EUR 14,894 thousand; 2017: EUR 6,312 thousand). This includes sales of EUR 822 thousand from XepiTM and Aktipak®. The growth was due to the continued expansion of our sales structures and improvements in the reimbursement of PDT for dermatologists in the USA. Sales in Germany improved by 40% to EUR 4,633 thousand (2018: EUR 3,307 thousand; 2017: EUR 2,674 thousand). The increase in sales in Germany is mainly due to the introduction of daylight PDT approved in March 2018. In other European countries, total sales declined slightly by 5% to EUR 2,603 thousand (2018: EUR 2,737 thousand; 2017: EUR 1,616 thousand), which is primarily due to declining deliveries to license partners. Revenues from other regions mainly relate to revenues from research cooperations and amounted to EUR 686 thousand (2018: EUR 169 thousand; 2017: EUR 1,423 thousand).